Vessels, net book value, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,267,231	$ 1,987,419
Transfer from advances for vessels under construction and acquisition and other vessel costs		104,858
Acquisitions, improvements and other vessel costs	2,573	67,787
Vessel disposal	(41,213)	(15,349)
Impairment charges		(877,484)
Vessels, Ending Balance	1,228,591	1,267,231
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(213,653)	(583,507)
Vessel disposal	25,630	12,834
Impairment charges		438,573
Depreciation for the year	(49,165)	(81,553)
Accumulated depreciation, Ending Balance	(237,188)	(213,653)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,053,578	1,403,912
Transfer from advances for vessels under construction and acquisition and other vessel costs		104,858
Acquisitions, improvements and other vessel costs	2,573	67,787
Vessel disposal	(15,583)	(2,515)
Impairment charges		(438,911)
Depreciation for the year	(49,165)	(81,553)
Vessels net book value, Ending Balance	$ 991,403	$ 1,053,578